EARNINGS PER SHARE	0 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Earnings Per Share
NOTE 22—EARNINGS PER SHARE:

The net income attributable to Teva and the weighted average number of shares used in computation of basic and diluted earnings per share for the years ended December 31, 2013, 2012 and 2011 are as follows:

	2013	2012	2011

	(U.S. $ in millions)
Net income attributable to Teva	$1,269	$1,963	$2,759
Net income used for the computation of diluted earnings per share	$1,269	$1,963	$2,759

Weighted average number of shares used in the computation of basic earnings per share	849	872	890
Add:
Additional shares from the assumed exercise of employee stock options and unvested RSUs	1	1	2
Weighted average number of additional shares issued upon the assumed conversion of convertible senior debentures	*	*	1
Weighted average number of shares used in the computation of diluted earnings per share	850	873	893

* Represents an amount of less than 0.5 million.

In computing dilutive earnings per share for the years ended December 31, 2013, 2012 and 2011, no account was taken of the potential dilution of the assumed exercise of employee stock options, amounting to 7 million, 6 million and 4 million weighted average shares, respectively, since they had an anti-dilutive effect on earnings per share.